Other Receivables and Prepayments (Details) - Schedule of movements of allowance for doubtful accounts - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Schedule of Movements of Allowance for Doubtful Accounts [Abstract]
At beginning of period/year	$ 67,774	$ 65,558
Exchange realignments	(7,376)	2,216
At end of period/year	$ 60,398	$ 67,774